Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance at Dec. 31, 2010	$ (248,817)	$ 3		$ (248,820)
Balance (in shares) at Dec. 31, 2010		2,261,461
Increase (Decrease) in Stockholders' Equity
Accretion of dividends, interest, redemption value and issuance costs related to redeemable convertible preferred stock	(21,757)		(1,617)	(20,140)
Compensation expense associated with stock options	1,212		1,212
Grant of stock options to nonemployees	215		215
Exercise of stock options	190		190
Exercise of stock options (in shares)		94,748
Exercise of common warrants (in shares)		37,249
Net loss	36,266			36,266
Balance at Dec. 31, 2011	(232,691)	3		(232,694)
Balance (in shares) at Dec. 31, 2011		2,393,458
Increase (Decrease) in Stockholders' Equity
Accretion of dividends, interest, redemption value and issuance costs related to redeemable convertible preferred stock	(27,061)		(1,361)	(25,700)
Compensation expense associated with stock options	1,206		1,206
Exercise of stock options	155		155
Exercise of stock options (in shares)		38,697
Net loss	(32,582)			(32,582)
Balance at Dec. 31, 2012	$ (290,973)	$ 3		$ (290,976)
Balance (in shares) at Dec. 31, 2012		2,432,155